State Street Income Allocation ETF Investment Strategy - State Street Income Allocation ETF	Jun. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	The Fund's Principal Investment Strategy
Strategy Narrative [Text Block]	SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) primarily invests the assets of the Fund among exchange traded products (“ETPs”) that provide exposure to five primary asset classes: (i) domestic and international equity securities; (ii) domestic and international investment-grade and high yield debt securities (commonly known as “junk” bonds); (iii) hybrid equity/debt securities (such as preferred stock and convertible securities); (iv) first lien senior secured floating rate bank loans, commonly referred to as “Senior Loans”; and (v) real estate investment trusts (“REITs”), including equity REITs and mortgage REITs.The Fund's allocation among those asset classes will be in proportions consistent with the Adviser's evaluation of the expected returns and risks of each asset class as well as the allocation that, in the Adviser's view, will best meet the Fund's investment objective. The Adviser's investment process relies on proprietary quantitative models as well as the Adviser's fundamental views regarding factors that may not be captured by the quantitative models. The allocations to each asset class will change over time as the Adviser's expectations of each asset class shift. The Fund's indirect holdings by virtue of investing in ETPs representing these asset classes will consist of a diversified mix of domestic and international, including emerging markets, equity securities, investment-grade and high yield government and corporate bonds, hybrid securities such as preferred stock and convertible securities, inflation protected securities, Senior Loans and REITs.ETPs in which the Fund invests include exchange-traded funds registered under the Investment Company Act of 1940, as amended (the “1940 Act”) (“Underlying ETFs”), and exchange traded notes (“ETNs”). The Fund may invest in certain ETPs that pay fees to the Adviser and its affiliates for management, marketing or other services. In addition, the Fund may invest in cash and cash equivalents or money market instruments, such as money market funds (including money market funds advised by the Adviser).